Segment Reporting - Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Interests
Number of major interests | item	1	3
Revenue	$ 1,300.0	$ 1,020.2
Major Interest One
Interests
Revenue	$ 235.0	$ 360.7
Percentage of revenue (as a percent)	18.00%	13.00%
Major Interest Two
Interests
Percentage of revenue (as a percent)		12.00%
Major Interest Three
Interests
Percentage of revenue (as a percent)		10.00%